Balance Sheet Accounts	12 Months Ended
Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Accounts
Balance Sheet Accounts

Cash and Cash Equivalents — As of December 31, 2016 and December 31, 2017, our cash equivalents consisted of money market accounts that invested in U.S. government-sponsored enterprise bonds and discount notes, U.S. government treasury bills and notes and repurchase agreements collateralized by U.S. government obligations. As of December 31, 2016 and December 31, 2017, our cash equivalents carried no unrealized gains or losses and we did not realize any significant gains or losses on sales of cash equivalents during the years ended December 31, 2016 and 2017.

As of December 31, 2016 and December 31, 2017, our cash and cash equivalent balances were invested as follows (in thousands):

	December 31, 2016	December 31, 2017
Cash	$4,066	$5,098
Money market funds	57,715	35,195
Total cash and cash equivalents	$61,781	$40,293

Concentration of Credit Risk — Our financial instruments that are exposed to concentrations of credit risk principally consist of cash, cash equivalents and accounts receivable. We invest our cash and cash equivalents with major banks and financial institutions and, at times, such investments are in excess of federally insured limits. We also have deposits with major banks in China that are denominated in both U.S. dollars and Chinese Yuan Renminbi and are not insured by the U.S. federal government.

We do not require collateral or other security for our accounts receivable. As of December 31, 2016, four customers represented 23%, 17%, 15%, and 12%, respectively, for a combined total of 67% of our $1.9 million outstanding accounts receivable balance. As of December 31, 2017, three customers represented 25%, 22%, and 14%, respectively, or a combined total of 61%, of our $1.5 million outstanding accounts receivable balance. No other customers represented 10% or more of our total accounts receivable at December 31, 2016 and December 31, 2017. We believe the potential for collection issues with any of our customers was minimal as of December 31, 2017. Accordingly, our estimate for uncollectible amounts at December 31, 2017 and 2016 was not material.

As of December 31, 2016 and December 31, 2017, Medicare commissions receivable accounted for 81% and 71%, respectively, of the total commissions receivable balance.

Prepaid Expenses and Other Current Assets — Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Prepaid maintenance contracts	$2,026	$1,944
Prepaid insurance	541	490
Prepaid rent	370	311
Other current assets	1,140	1,560
Prepaid expenses and other current assets	$4,077	$4,305

Property and Equipment — Property and equipment consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Computer equipment and software	$17,524	$17,112
Office equipment and furniture	3,490	3,583
Leasehold improvements	3,173	3,156
Property and equipment, gross	24,187	23,851
Less accumulated depreciation and amortization	(18,579)	(19,146)
Property and equipment, net	$5,608	$4,705

Depreciation and amortization expense related to property and equipment totaled $4.1 million, $3.5 million and $2.8 million in the years ended December 31, 2015, 2016 and 2017, respectively.

Other Assets — Other assets consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Capitalized project costs	$2,735	$4,481
Security deposits	589	545
Deferred tax assets	204	232
Other assets	279	2,029
Other assets	$3,807	$7,287

Intangible Assets — The carrying amounts,  accumulated amortization, net carrying value and weighted average remaining life of our definite-lived amortizable intangible assets, as well as our indefinite-lived intangible trademarks, are presented in the tables below for (dollars in thousands, weighted-average useful life is as of December 31, 2017):

	December 31, 2016			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life
Technology	$1,700	$(1,700)	$—	$1,700	$(1,700)	$—	0 years
Pharmacy and customer relationships	10,100	(6,934)	3,166	10,100	(7,884)	2,216	2.3 years
Trade names, trademarks and website addresses	907	(607)	300	907	(697)	210	2.3 years
Total intangible assets subject to amortization	$12,707	$(9,241)	$3,466	$12,707	$(10,281)	$2,426
Indefinite-lived trademarks and domain names			5,114			5,114	Indefinite
Intangible assets			$8,580			$7,540

During the years ended December 31, 2015, 2016 and 2017, amortization expense related to intangible assets totaled $1.2 million, $1.0 million and $1.0 million, respectively.

As of December 31, 2017, expected amortization expense in future periods is as follows (in thousands):

Years Ending December 31,	Pharmacy and Customer Relationships	Trade Names, Trademarks and Website Addresses	Total
2018	$950	$90	$1,040
2019	950	90	1,040
2020	316	30	346
Total	$2,216	$210	$2,426

Other Current Liabilities — Other current liabilities consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Deferred revenue	$851	$385
Professional fees	307	1,012
Other accrued expenses	490	611
Total other current liabilities	$1,648	$2,008

Other Non-Current Liabilities — Non-current liabilities consisted of the following (in thousands):

	December 31, 2016	December 31, 2017
Deferred rent – non-current	$830	$724
Accrued affiliate commissions	1,322	1,092
Income tax payable – non-current	1,978	19
Other non-current liabilities	123	85
Total other non-current liabilities	$4,253	$1,920